Document and Entity Information	12 Months Ended
Mar. 31, 2025 shares
Document Information [Line Items]
Entity Registrant Name	HIVE DIGITAL TECHNOLOGIES LTD.
Entity Central Index Key	0001720424
Current Fiscal Year End Date	--03-31
Entity Current Reporting Status	Yes
Amendment Flag	false
Entity Common Stock, Shares Outstanding	165,615,186
Document Period End Date	Mar. 31, 2025
Document Type	40-F
Entity Interactive Data Current	Yes
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Document Annual Report	true
Title of 12(b) Security	Common Shares
Trading Symbol	HIVE
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Registration Statement	false
Entity File Number	001-40398
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	7374
Entity Address, Address Line One	Suite 128, 7900 Callaghan Road
Entity Address, Postal Zip Code	78229
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Country	US
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Firm ID	731
Auditor Location	Vancouver, Canada
Auditor Name	DAVIDSON & COMPANY LLP
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Corporation Service Company
Entity Address, Address Line One	19 West 44 Street
Entity Address, Address Line Two	Suite 200
Entity Address, Postal Zip Code	10036
Entity Address, City or Town	New York
Entity Address, State or Province	NY